Borrowings - Additional Information (Detail)							1 Months Ended	3 Months Ended											12 Months Ended
		May. 26, 2015 USD ($)	May. 09, 2014 USD ($)	Dec. 09, 2013 USD ($)	Dec. 03, 2013 $ / shares	Oct. 23, 2012 USD ($)	Apr. 30, 2015 $ / shares	May. 31, 2015 USD ($) Agency $ / shares		Feb. 28, 2015 $ / shares	[1]	Nov. 30, 2014 $ / shares	Aug. 31, 2014 $ / shares	May. 31, 2014 USD ($) $ / shares	Feb. 28, 2014 $ / shares	[1]	Nov. 30, 2013 $ / shares	Aug. 31, 2013 $ / shares	May. 31, 2015 USD ($) Agency $ / shares		May. 31, 2014 USD ($) $ / shares	May. 31, 2013 USD ($) $ / shares
Debt Instrument [Line Items]
Maturities of long-term debt in 2016								$ 2,000,000											$ 2,000,000
Maturities of long-term debt in 2017								100,400,000											100,400,000
Maturities of long-term debt in 2018								249,100,000											249,100,000
Maturities of long-term debt in 2019								0											0
Maturities of long-term debt in 2020								567,900,000											567,900,000
Maturities of long-term debt thereafter								736,700,000											736,700,000
Credit facility, available liquidity								789,000,000											789,000,000
Liquidity available								$ 963,800,000											$ 963,800,000
Consolidated indebtedness								56.20%						49.40%					56.20%		49.40%
Credit facility borrowing maximum capacity								$ 800,000,000											$ 800,000,000
Credit facility borrowing potential maximum capacity								$ 1,000,000,000											$ 1,000,000,000
Interest coverage ratio								350.00%											350.00%
Number of credit rating agencies | Agency								2											2
Issuance of note								$ 205,000,000						$ 205,000,000					$ 205,000,000		$ 205,000,000
Proceeds from note issuance, net																			$ 460,560,000		$ 208,532,000	$ 300,902,000
Debt instrument, conversion rate					18.8905														18.9162
Convertible notes, initial conversion price per share | $ / shares					$ 52.94
Initial conversion price, conversion premium percentage					37.00%
Last reported sale price of RPM common stock | $ / shares					$ 38.64
Dividends Per Share | $ / shares								$ 0.260		$ 0.260		$ 0.260	$ 0.240	$ 0.240	$ 0.240		$ 0.240	$ 0.225	$ 1.020		$ 0.945	$ 0.890
Special Purpose Entity
Debt Instrument [Line Items]
Ownership percentage			100.00%
New Credit Facility
Debt Instrument [Line Items]
Credit facility, available liquidity								$ 689,000,000											$ 689,000,000
Credit facility borrowing maximum capacity								800,000,000											$ 800,000,000
Credit facility expiration date																			Dec. 05, 2019
Previous Credit Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity								$ 600,000,000											$ 600,000,000
Credit facility expiration date																			Jun. 29, 2017
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity						$ 600,000,000
Credit Facility, repayments		$ 245,700,000
Issuance of Debt | Maximum
Debt Instrument [Line Items]
Consolidated indebtedness								65.00%											65.00%
Issuance of Debt | Minimum
Debt Instrument [Line Items]
Interest coverage ratio								350.00%											350.00%
Revolving Credit Facilities
Debt Instrument [Line Items]
Interest coverage ratio								9.09%											9.09%
Leverage ratio																			54.80%
Unsecured senior notes , maturity date	[2]																		Dec. 05, 2019		Dec. 05, 2019
Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity			$ 200,000,000
Accounts receivable from securitization			150,000,000
Outstanding balance								$ 100,000,000											$ 100,000,000
Accounts Receivable Securitization Facility | New Facility
Debt Instrument [Line Items]
Accounts receivable from securitization			$ 200,000,000
Debt maturity period			3 years
Accounts Receivable Securitization Facility | Maximum
Debt Instrument [Line Items]
Monthly unused commitment fee			0.50%
Accounts Receivable Securitization Facility | Minimum
Debt Instrument [Line Items]
Monthly unused commitment fee			0.30%
Unsecured 6.25% senior notes due December 15, 2013
Debt Instrument [Line Items]
Principal amount of unsecured senior notes, repayments				$ 200,000,000
Unsecured senior notes , maturity date				Dec. 15, 2013
Unsecured senior notes , interest rate				6.25%
Unsecured 0% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt, interest rate						3.45%		3.45%						3.45%					3.45%		3.45%
Unsecured senior notes , maturity date																			Nov. 15, 2022		Nov. 15, 2022
Debt						$ 300,000,000
Debt, maturity year						2022
Net proceeds from the offering of notes						$ 297,700,000
Unsecured 0% notes due June 1, 2045
Debt Instrument [Line Items]
Issuance of note		$ 250,000,000						$ 250,000,000											$ 250,000,000
Debt, interest rate		5.25%						5.25%	[3]										5.25%	[3]
Note Interest payment frequency, term		We will pay interest on the New Notes semi-annually on June 1st and December 1st of each year, and will begin doing so on December 1, 2015.
Proceeds from note issuance, net		$ 250,000,000
Unsecured senior notes , maturity date	[3]																		Jun. 01, 2045		Jun. 01, 2045
Debt instrument, effective interest rate								5.29%											5.29%
Amortization of debt discount premium																			$ 1,500,000
Senior notes, yield to maturity		99.401%
Convertible Notes
Debt Instrument [Line Items]
Issuance of note				$ 205,000,000
Debt, interest rate				2.25%
Notes maturity date				2020
Note Interest payment frequency, term				Interest on the Convertible Notes semi-annually on June 15th and December 15th of each year, and began doing so on June 15, 2014.
Proceeds from note issuance, net				$ 200,100,000
Dividends Per Share | $ / shares							$ 0.24
Debt instrument, effective interest rate								3.92%											3.92%
Contractual interest																			$ 4,600,000		$ 2,200,000
Amortization of debt discount premium																			$ 2,700,000		$ 1,200,000
Debt discount remaining amortized period																			5 years 6 months
Unamortized debt discount								$ 16,800,000											$ 16,800,000
Carrying amount of the equity component of debt								$ 20,700,000											$ 20,700,000

[1]	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.
[2]	Interest was tied to AUD LIBOR at May 31, 2015, and averaged 3.095% for AUD denominated debt ($10,316), 1.075% on EUR denominated debt ($16,490), 1.265% on Euro LIBOR denominated debt ($70,000) and 1.259% on our swing-line ($14,237). Interest was tied to AUD LIBOR at May 31, 2014, and averaged 3.96% for AUD denominated debt.
[3]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2015. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%.